Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) In Millions, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities USD ($)	Sep. 30, 2014 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities INR
Amortized Cost
Within one year					470,589.6
Over one year through five years					241,516.7
Over five years through ten years					273,882.0
Over ten years					124,461.1
Amortized Cost	18,175.1	1,125,400.8	927,284.9		1,110,449.4	910,312.2
Fair Value
Within one year				7,579.4	469,318.1
Over one year through five years				3,861.5	239,102.4
Over five years through ten years				4,326.4	267,891.6
Over ten years				2,039.5	126,288.0
Total	$ 18,056.0	1,118,027.0	908,824.3	$ 17,806.8	1,102,600.1	891,679.9